Commitments and Contingencies (Notes)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies
COMMITMENTS AND CONTINGENCIES

Bechtel EPC Contract

We entered into lump sum turnkey contracts for the engineering, procurement and construction ("EPC") of Trains 1 and 2 (the "EPC Contract (Trains 1 and 2)") and Trains 3 and 4 (the "EPC Contract (Trains 3 and 4)", with Bechtel Oil, Gas and Chemicals, Inc. ("Bechtel") in November 2011 and December 2012, respectively.

The EPC Contract (Trains 1 and 2) provides that we will pay Bechtel a contract price of $3.9 billion, which is subject to adjustment by change order. We have the right to terminate the EPC Contract (Trains 1 and 2) for our convenience, in which case Bechtel will be paid (i) the portion of the contract price for the work performed, (ii) costs reasonably incurred by Bechtel on account of such termination and demobilization, and (iii) a lump sum of up to $30.0 million depending on the termination date.

The EPC Contract (Trains 3 and 4) provides for (i) the procurement, engineering, design, installation, training, commissioning and placing into service of Trains 3 and 4 of the Liquefaction Project and related facilities and (ii) certain modifications and improvements to Trains 1 and 2 and the Sabine Pass LNG terminal. The EPC Contract (Trains 3 and 4) provides that we will pay Bechtel a contract price of $3.8 billion, which is subject to adjustment by change order. We have the right to terminate the EPC Contract (Trains 3 and 4) for our convenience, in which case Bechtel will be paid (i) the portion of the contract price for the work performed, (ii) costs reasonably incurred by Bechtel on account of such termination and demobilization, and (iii) a lump sum of up to $30.0 million depending on the termination date.

LNG Sale and Purchase Agreements

We have entered into third party SPAs with four customers which obligate us to purchase natural gas in sufficient quantities, liquefy the natural gas purchased, and deliver 834.0 million MMBtu per year of LNG to the customers' vessels, subject to completion of construction of each of Trains 1 through 4 of the Liquefaction Project as specified in the customers' SPAs. In addition, we have entered into third party SPAs with two customers to purchase natural gas in sufficient quantities, liquefy the natural gas purchased, and deliver 196.0 million MMBtu per year of LNG to the customers' vessels, subject to completion of regulatory approvals, securing adequate financing, reaching a positive final investment decision to construct the relevant infrastructure, and construction of Train 5.

Terminal Use Agreements

We have entered into a terminal use agreement ("TUA") with Sabine Pass LNG to provide berthing for LNG vessels and for the unloading, loading, storage and regasification of LNG. We have reserved approximately 2.0 Bcf/d of regasification capacity and we are obligated to make monthly capacity payments to Sabine Pass LNG aggregating approximately $250 million per year, continuing until at least 20 years after we deliver our first commercial cargo at our facilities under construction, which may occur as early as late 2015. We obtained this reserved capacity as a result of an assignment in July 2012 by Cheniere Investments of its rights, title and interest under its TUA. In connection with the assignment, we, Cheniere Investments and Sabine Pass LNG also entered into a terminal use rights assignment and agreement ("TURA") pursuant to which Cheniere Investments has the right to use our reserved capacity under the TUA and has the obligation to make the monthly capacity payments required by the TUA to Sabine Pass LNG.  Cheniere Investments' right to use our capacity at the Sabine Pass LNG terminal will be reduced as each of Trains 1 through 4 reaches commercial operation. The percentage of the monthly capacity payments payable by Cheniere Investments will be reduced from 100% to zero (unless Cheniere Investments utilizes terminal use capacity after Train 4 reaches commercial operations), and the percentage of the monthly capacity payments payable by us will increase by the amount that Cheniere Investments' percentage decreases. Cheniere Partners has guaranteed our obligations under our TUA and the obligations of Cheniere Investments under the TURA.

In connection with our TUA, we are required to pay for a portion of the cost to maintain the cryogenic readiness of the regasification facilities at the Sabine Pass LNG terminal. Terminal Use Agreement Maintenance Expense-affiliate represents the amount recorded related to the reimbursement to Sabine Pass LNG of a portion of its fuel costs related to maintaining the cryogenic readiness of the Sabine Pass LNG terminal. Our portion of the cost (including affiliate) to maintain the cryogenic readiness of the regasification facilities at the Sabine Pass LNG terminal is based on our approximately 41% share of the commercial LNG storage capacity at the Sabine Pass LNG terminal. During the years ended December 31, 2013, 2012 and 2011, and for the period from June 24, 2010 (date of inception) through December 31, 2013, we recorded $26.6 million, $10.1 million, zero and $36.7 million as Terminal Use Agreement Maintenance Expense (including affiliate expense) on our Statement of Operations related to this obligation.

In September 2012, we entered into a partial TUA assignment agreement with Total Gas & Power North America, Inc. ("Total"), whereby we will progressively gain access to Total's capacity and other services provided under Total's TUA with Sabine Pass LNG. This agreement provides us with additional berthing and storage capacity at the Sabine Pass LNG terminal that may be used to accommodate the development of Trains 5 and 6, provides increased flexibility in managing LNG cargo loading and unloading activity starting with the commencement of commercial operations of Train 3, and permits us to more flexibly manage our storage with the commencement of Train 1. Notwithstanding any arrangements between Total and us, payments required to be made by Total to Sabine Pass LNG continue to be made by Total to Sabine Pass LNG in accordance with its TUA.

LNG Site Leases

In November 2011, we entered into a land lease of 80.7 acres to be used as the laydown area during the construction of the Liquefaction Project. The annual lease payment is $138,000. The lease has an initial term of five years, with options to renew for five one-year extensions with similar terms as the initial term.

In December 2011, we entered into a land lease of 80.6 acres to be used for the site of the Liquefaction Project. The annual lease payment is $257,800. The lease has an initial term of 30 years, with options to renew for six 10-year extensions with similar terms as the initial term. The annual lease payment is adjusted for inflation every five years based on a consumer price index, as defined in the lease agreement.

In June 2012, we entered into an agreement with Sabine Pass LNG to sublease a portion of its Sabine Pass LNG terminal site for the Liquefaction Project. The annual lease payment is $0.5 million. The initial term of the lease expires on December 31, 2034, with options to renew for 5 10 year extensions with similar terms as the initial term. The annual sublease payment is adjusted for inflation every 5 years based on a consumer price index, as defined in the sublease agreement. During the years ended December 31, 2013, 2012 and 2011, and for the period from June 24, 2010 (date of inception) through December 31, 2013, we recorded $0.5 million, $0.3 million, zero and $0.8 million of sublease expense as general and administrative expense—affiliate on our Statements of Operations.

State Tax Sharing Agreement

In August 2012, we entered into a state tax sharing agreement with Cheniere. Under this agreement, Cheniere has agreed to prepare and file all state and local tax returns which we and Cheniere are required to file on a combined basis and to timely pay the combined state and local tax liability. If Cheniere, in its sole discretion, demands payment, we will pay to Cheniere an amount equal to the state and local tax that we would be required to pay if our state and local tax liability were calculated on a separate company basis. There have been no state and local taxes paid by Cheniere for which Cheniere could have demanded payment from us under this agreement; therefore, Cheniere has not demanded any such payments from us. The agreement is effective for tax returns due on or after August 2012.

Services Agreements

We have entered into certain services agreements with affiliates. See Note 12—"Related Party Transactions" for information regarding such agreements.

Legal Proceedings

We may in the future be involved as a party to various legal proceedings, which are incidental to the ordinary course of business. We regularly analyze current information and, as necessary, provide accruals for probable liabilities on the eventual disposition of these matters. In the opinion of management, as of December 31, 2013, there were no threatened or pending legal matters that would have a material impact on our results of operations, financial position or cash flows.